Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2018
Pension And Postretirement Benefits
Pension And Postretirement Benefits [Text Block]

NOTE 14. PENSION AND POSTRETIREMENT BENEFITS

We offer noncontributory pension programs covering the majority of domestic nonmanagement employees in our Communications business. Nonmanagement employees’ pension benefits are generally calculated using one of two formulas: a flat dollar amount applied to years of service according to job classification or a cash balance plan with negotiated annual pension band credits as well as interest credits. Most employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

Pension programs covering U.S. management employees are closed to new entrants. These programs continue to provide benefits to participants that were generally hired before January 1, 2015, who receive benefits under either cash balance pension programs that include annual or monthly credits based on salary as well as interest credits, or a traditional pension formula (i.e., a stated percentage of employees’ adjusted career income).

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

We acquired Time Warner on June 14, 2018. WarnerMedia and certain of its subsidiaries have both funded and unfunded defined benefit pension plans, the substantial majority of which are noncontributory plans covering domestic employees. WarnerMedia also sponsors unfunded domestic postretirement benefit plans covering certain retirees and their dependents. The plans were closed to new entrants and frozen for new accruals. We have recorded the fair value of the WarnerMedia plans using assumptions and accounting policies consistent with those disclosed by AT&T. Upon acquisition, the excess of projected benefit obligation over the plan assets was recognized as a liability and previously existing deferred actuarial gains and losses and unrecognized service costs or benefits were eliminated.

During 2018, we communicated and reflected in results the following plan changes to participants: (1) substantive plan changes involving the frequency of future health reimbursement account credit increases, and (2) a May 2018 written plan change involving the ability of certain participants of the pension plan to receive their benefit in a lump-sum amount upon retirement.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the projected benefit obligation, the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees and their beneficiaries and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels as applicable.

For postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation, the actuarial present value as of the measurement date of all future benefits attributed under the terms of the postretirement benefit plan to employee service.

The following table presents the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
Benefit obligation at beginning of year	$59,294	$56,183	$24,059	$26,027
Service cost - benefits earned during the period	1,116	1,128	109	138
Interest cost on projected benefit obligation	2,092	1,936	778	809
Amendments	50	48	(1,145)	(1,807)
Actuarial (gain) loss	(5,046)	3,696	(2,815)	630
Special termination benefits	1	3	1	1
Benefits paid	(4,632)	(3,705)	(1,680)	(1,739)
Acquisitions	2,559	-	71	-
Plan transfers	5	5	-	-
Benefit obligation at end of year	$55,439	$59,294	$19,378	$24,059

The following table presents the change in the fair value of plan assets for the years ended December 31 and the plans’ funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
Fair value of plan assets at beginning of year	$45,463	$42,610	$5,973	$5,921
Actual return on plan assets	(1,044)	5,987	(218)	607
Benefits paid[1]	(4,632)	(3,705)	(1,503)	(1,055)
Contributions	9,307	566	25	500
Acquisitions	2,582	-	-	-
Plan transfers	5	5	-	-
Fair value of plan assets at end of year	51,681	45,463	4,277	5,973
Unfunded status at end of year[2]	$(3,758)	$(13,831)	$(15,101)	$(18,086)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.

In 2013, we made a voluntary contribution of preferred equity interest in AT&T Mobility II LLC (Mobility II), the primary holding company for our wireless business, to the trust used to pay pension benefits under certain of our qualified pension plans. In 2018, we simplified transferability and enhanced marketability of the preferred equity interest, which resulted in it being recognized as a plan asset in our consolidated financial statements and reflected a noncash contribution of $8,803 included as “Contributions” in the above table. Since 2013, the preferred equity interest was a plan asset under ERISA and has been recognized as such in the plan’s separate financial statements. (See Note 16).

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
Current portion of employee benefit obligation[1]	$-	$-	$(1,464)	$(1,585)
Employee benefit obligation[2]	(3,758)	(13,831)	(13,637)	(16,501)
Net amount recognized	$(3,758)	$(13,831)	$(15,101)	$(18,086)
[1]	Included in "Accounts payable and accrued liabilities."
[2]	Included in "Postemployment benefit obligation."

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $53,963 at December 31, 2018, and $57,488 at December 31, 2017.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Periodic Benefit Costs

Our combined net pension and postretirement cost (credit) recognized in our consolidated statements of income was $(4,251), $155 and $303 for the years ended December 31, 2018, 2017 and 2016. The following table presents the components of net periodic benefit cost:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Service cost – benefits earned during the period	$1,116	$1,128	$1,112	$109	$138	$192
Interest cost on projected benefit obligation	2,092	1,936	1,980	778	809	972
Expected return on assets	(3,190)	(3,134)	(3,115)	(304)	(319)	(355)
Amortization of prior service credit	(115)	(123)	(103)	(1,635)	(1,466)	(1,277)
Actuarial (gain) loss	(812)	844	1,478	(2,290)	342	(581)
Net pension and postretirement cost (credit)	$(909)	$651	$1,352	$(3,342)	$(496)	$(1,049)

Other Changes in Benefit Obligations Recognized in Other Comprehensive Income

The following table presents the after-tax changes in benefit obligations recognized in OCI and the after-tax prior service credits that were amortized from OCI into net periodic benefit costs:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Balance at beginning of year	$571	$575	$512	$6,456	$5,089	$5,510
Prior service (cost) credit	(37)	(30)	128	864	1,120	372
Amortization of prior service credit	(87)	(76)	(65)	(1,234)	(907)	(793)
Total recognized in other comprehensive (income) loss	(124)	(106)	63	(370)	213	(421)
Adoption of ASU 2018-02	-	102	-	-	1,154	-
Balance at end of year	$447	$571	$575	$6,086	$6,456	$5,089

Assumptions

In determining the projected benefit obligation and the net pension and postretirement benefit cost, we used the following significant weighted-average assumptions:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Weighted-average discount rate for determining benefit obligation at December 31	4.50%	3.80%	4.40%	4.40%	3.70%	4.30%
Discount rate in effect for determining service cost[1,2]	4.20%	4.60%	4.90%	4.30%	4.60%	5.00%
Discount rate in effect for determining interest cost[1,2]	3.80%	3.60%	3.70%	3.60%	3.40%	3.60%
Weighted-average interest crediting rate for cash balance pension programs[3]	3.70%	3.50%	3.50%	-%	-%	-%
Long-term rate of return on plan assets	7.00%	7.75%	7.75%	5.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net cost (benefit)	3.00%	3.00%	3.10%	3.00%	3.00%	3.10%
[1]	Weighted-average discount rate for pension benefits in effect from January 1, 2018 through May 31, 2018 was 4.00% for service cost and
3.40% for interest costs, and, from June 1, 2018 through December 31, 2018 was 4.40% for service cost and 4.00% for interest cost.
[2]	Weighted-average discount rate for postretirement benefits in effect from January 1, 2018 through February 28, 2018 was 4.00% for service costs and 3.30% for interest costs, and, from March 1, 2018 through December 31, 2018 was 4.30% for service cost and 3.70% for interest cost.
[3]	Weighted-average interest crediting rates for cash balance pension programs relate only to the cash balance portion of total pension benefits.
A 0.50% increase in the weighted-average interest crediting rate would increase the pension benefit obligation by $130.

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed weighted-average discount rate for pension and postretirement benefits of 4.50% and 4.40% respectively, at December 31, 2018, reflects the hypothetical rate at which the projected benefit obligation could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and corresponding to the related expected durations of future cash outflows. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2018, when compared to the year ended December 31, 2017, we increased our pension discount rate by 0.70%, resulting in a decrease in our pension plan benefit obligation of $4,394 and increased our postretirement discount rate by 0.70%, resulting in a decrease in our postretirement benefit obligation of $1,509. For the year ended December 31, 2017, we decreased our pension discount rate by 0.60%, resulting in an increase in our pension plan benefit obligation of $4,609 and decreased our postretirement discount rates by 0.60%, resulting in an increase in our postretirement benefit obligation of $1,605.

We utilize a full yield curve approach in the estimation of the service and interest components of net periodic benefit costs for pension and other postretirement benefits. Under this approach, we apply discounting using individual spot rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date. These spot rates align to each of the projected benefit obligations and service cost cash flows. The service cost component relates to the active participants in the plan, so the relevant cash flows on which to apply the yield curve are considerably longer in duration on average than the total projected benefit obligation cash flows, which also include benefit payments to retirees. Interest cost is computed by multiplying each spot rate by the corresponding discounted projected benefit obligation cash flows. The full yield curve approach reduces any actuarial gains and losses based upon interest rate expectations (e.g., built-in gains in interest cost in an upward sloping yield curve scenario), or gains and losses merely resulting from the timing and magnitude of cash outflows associated with our benefit obligations. Neither the annual measurement of our total benefit obligations nor annual net benefit cost is affected by the full yield curve approach.

Expected Long-Term Rate of Return In 2019, our expected long-term rate of return is 7.00% on pension plan assets and 5.75% on postretirement plan assets. Our long-term rates of return reflect the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets future expectations, the asset mix of the plans' investment and average historical asset return. Actual long-term returns can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 0.50% decrease in the expected long-term rate of return would cause 2019 combined pension and postretirement cost to increase $265. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase cost of 3.00% in 2018 and 2017 reflects the long-term average rate of salary increases.

Mortality Tables At December 31, 2018, we updated our assumed mortality rates to reflect our best estimate of future mortality, which decreased our pension obligation by $488 and our postretirement obligations by $61. At December 31, 2017, we updated our assumed mortality rates, which decreased our pension obligation by $355 and our postretirement obligations by $95.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. Based on historical experience, updated expectations of healthcare industry inflation and recent prescription drug cost experience, our 2019 assumed annual healthcare prescription drug cost trend and medical cost trend for eligible participants will remain at an assumed annual and ultimate trend rate of 4.50%. In addition to the healthcare cost trend in 2018, we assumed an annual 2.50% growth in administrative expenses and an annual 3.00% growth in dental claims.

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. We do not have significant ERISA required contributions to our pension plans for 2019. We made a discretionary contribution of $80 to our pension trust in October 2018.

We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and diversify broadly across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses.

The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2018	2017	Target			2018	2017
Equity securities:
Domestic	15%	-	25%	16%	23%	20%	-	30%	25%	21%
International	7%	-	17%	12	16	13%	-	23%	18	15
Fixed income securities	29%	-	39%	37	41	34%	-	44%	39	40
Real assets	4%	-	14%	9	10	-%	-	6%	1	1
Private equity	2%	-	12%	8	10	-%	-	7%	2	2
Preferred interest	13%	-	23%	18	-	-%	-	-%	-	-
Other	-%	-	5%	-	-	10%	-	20%	15	21
Total				100%	100%				100%	100%

At December 31, 2018, AT&T securities represented less than 18% of assets held by our pension trust, including preferred interest in Mobility II, and 4% of assets (primarily common stock) held by our VEBA trusts included in these financial statements.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability at the measurement date.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the final business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Shares of registered investment companies are valued based on quoted market prices, which represent the net asset value of shares held at year-end.

Other commingled investment entities are valued at quoted redemption values that represent the net asset values of units held at year-end which management has determined approximates fair value.

Real estate and natural resource direct investments are valued at amounts based upon appraisal reports. Fixed income securities valuation is based upon observable prices for comparable assets, broker/dealer quotes (spreads or prices), or a pricing matrix that derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue-specific add-ons or credits as well as call or other options.

The preferred interest is valued using an income approach.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 12 for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2018:

Pension Assets and Liabilities at Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$52	$-	$-	$52
Interest bearing cash	167	41	-	208
Foreign currency contracts	-	5	-	5
Equity securities:
Domestic equities	6,912	-	1	6,913
International equities	3,594	8	-	3,602
Preferred interest	-	-	8,749	8,749
Fixed income securities:
Corporate bonds and other investments	-	10,719	4	10,723
Government and municipal bonds	51	6,170	-	6,221
Mortgage-backed securities	-	382	-	382
Real estate and real assets	-	-	2,579	2,579
Securities lending collateral	12	1,466	-	1,478
Purchased options, futures, and swaps	-	3	-	3
Receivable for variation margin	19	-	-	19
Assets at fair value	10,807	18,794	11,333	40,934
Investments sold short and other liabilities at fair value	(657)	(6)	-	(663)
Total plan net assets at fair value	$10,150	$18,788	$11,333	$40,271
Assets held at net asset value practical expedient
Private equity funds				4,384
Real estate funds				2,162
Commingled funds				5,740
Total assets held at net asset value practical expedient				12,286
Other assets (liabilities)[1]				(876)
Total Plan Net Assets				$51,681
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$45	$624	$-	$669
Equity securities:
Domestic equities	745	8	-	753
International equities	541	-	1	542
Fixed income securities:
Corporate bonds and other investments	7	602	11	620
Government and municipal bonds	2	377	1	380
Mortgage-backed securities	-	283	-	283
Securities lending collateral	-	63	-	63
Assets at fair value	1,340	1,957	13	3,310
Securities lending payable and other liabilities	-	(74)	-	(74)
Total plan net assets at fair value	$1,340	$1,883	$13	$3,236
Assets held at net asset value practical expedient
Private equity funds				79
Real estate funds				36
Commingled funds				973
Total assets held at net asset value practical expedient				1,088
Other assets (liabilities)[1]				(47)
Total Plan Net Assets				$4,277
[1]	Other assets (liabilities) include amounts receivable and accounts payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2018:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$2	$2,287	$2,293
Realized gains (losses)	-	-	120	120
Unrealized gains (losses)	(408)	(1)	170	(239)
Transfers in	9,158	1	266	9,425
Transfers out	(4)	(1)	-	(5)
Purchases	-	8	85	93
Sales	-	(5)	(349)	(354)
Balance at end of year	$8,750	$4	$2,579	$11,333

Postretirement Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$5	$-	$5
Transfers in	1	8	-	9
Transfers out	-	(1)	-	(1)
Purchases	-	1	-	1
Sales	-	(1)	-	(1)
Balance at end of year	$1	$12	$-	$13

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2017:

Pension Assets and Liabilities at Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$96	$-	$-	$96
Interest bearing cash	7	20	-	27
Foreign currency contracts	-	2	-	2
Equity securities:
Domestic equities	9,441	-	4	9,445
International equities	4,967	1	-	4,968
Fixed income securities:
Corporate bonds and other investments	48	10,520	2	10,570
Government and municipal bonds	-	5,751	-	5,751
Mortgage-backed securities	-	765	-	765
Real estate and real assets	-	-	2,287	2,287
Securities lending collateral	8	2,240	-	2,248
Receivable for variation margin	6	-	-	6
Assets at fair value	14,573	19,299	2,293	36,165
Investments sold short and other liabilities at fair value	(497)	(4)	-	(501)
Total plan net assets at fair value	$14,076	$19,295	$2,293	$35,664
Assets held at net asset value practical expedient
Private equity funds				4,493
Real estate funds				2,340
Commingled funds				5,142
Total assets held at net asset value practical expedient				11,975
Other assets (liabilities)[1]				(2,176)
Total Plan Net Assets				$45,463
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$603	$714	$-	$1,317
Equity securities:
Domestic equities	857	9	-	866
International equities	600	-	-	600
Fixed income securities:
Corporate bonds and other investments	8	607	4	619
Government and municipal bonds	-	445	-	445
Mortgage-backed securities	-	308	1	309
Securities lending collateral	-	120	-	120
Assets at fair value	2,068	2,203	5	4,276
Securities lending payable and other liabilities	-	(121)	-	(121)
Total plan net assets at fair value	$2,068	$2,082	$5	$4,155
Assets held at net asset value practical expedient
Private equity funds				102
Real estate funds				41
Commingled funds				1,750
Total assets held at net asset value practical expedient				1,893
Other assets (liabilities)[1]				(75)
Total Plan Net Assets				$5,973
[1]	Other assets (liabilities) include amounts receivable and accounts payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2017:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$1	$40	$2,273	$2,314
Realized gains (losses)	1	-	(73)	(72)
Unrealized gains (losses)	(2)	1	216	215
Transfers in	-	-	25	25
Transfers out	-	(32)	-	(32)
Purchases	5	-	157	162
Sales	(1)	(7)	(311)	(319)
Balance at end of year	$4	$2	$2,287	$2,293

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$26	$26
Transfers out	(15)	(15)
Purchases	2	2
Sales	(8)	(8)
Balance at end of year	$5	$5

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2018. Because benefit payments will depend on future employment and compensation levels; average years employed; average life spans; and payment elections, among other factors, changes in any of these assumptions could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits
2019	$5,399	$1,637
2020	4,835	1,633
2021	4,750	1,582
2022	4,642	1,515
2023	4,508	1,463
Years 2024 - 2028	21,320	6,358

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated non-bankruptcy remote trust that are independently managed and used to provide for certain of these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral. For our supplemental retirement plans, the projected benefit obligation was $2,397 and the net supplemental retirement pension credit was $53 at and for the year ended December 31, 2018. The projected benefit obligation was $2,344 and the net supplemental retirement pension cost was $215 at and for the year ended December 31, 2017.

We use the same significant assumptions for the composite rate of compensation increase in determining our projected benefit obligation and the net pension and postemployment benefit cost. Our discount rates of 4.40% at December 31, 2018 and 3.70% at December 31, 2017 were calculated using the same methodologies used in calculating the discount rate for our qualified pension and postretirement benefit plans.

Deferred compensation expense was $128 in 2018, $138 in 2017 and $148 in 2016.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost, which is based on the cost of shares or units allocated to participating employees' accounts or the cash contributed to participant accounts, was $724, $703 and $631 for the years ended December 31, 2018, 2017 and 2016. The increases in 2018 are attributable to our acquisition of Time Warner.